Digital Assets (Details)	3 Months Ended
Dec. 31, 2025 $ / shares
Minimum [Member]
Digital Assets [Line Items]
Market price	$ 0.003
Maximum [Member]
Digital Assets [Line Items]
Market price	$ 0.0082